Commitments and contingent liabilities (Details 1) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of commitments and contingent liabilities [Line Items]
Minimum lease payments payable under non-cancellable operating lease	$ 23,088	$ 19,888
Not later than one year [member]
Disclosure of commitments and contingent liabilities [Line Items]
Minimum lease payments payable under non-cancellable operating lease	2,886	2,486
Later than one year and not later than five years [member]
Disclosure of commitments and contingent liabilities [Line Items]
Minimum lease payments payable under non-cancellable operating lease	11,544	9,944
Later than five years [member]
Disclosure of commitments and contingent liabilities [Line Items]
Minimum lease payments payable under non-cancellable operating lease	$ 8,658	$ 7,458